NET LOSS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Loss per Share

	For the three months ended September 30,
	2022	2021
Numerator:
Net loss attributable to common stockholders	$(64,608)	$(4,268)
Denominator:
Weighted average shares outstanding, basic and diluted	72,462,512	60,800,000
Basic and diluted net loss per share	$(0.89)	$(0.07)

	For the nine months ended September 30,
	2022	2021
Numerator:
Net loss attributable to common stockholders	$(73,712)	$(29,697)
Denominator:
Weighted average shares outstanding, basic and diluted	64,730,224	60,800,000
Basic and diluted net loss per share	$(1.14)	$(0.49)

Schedule of Antidilutive Securities Excluded from Computation of Earnings per Share

	For the nine months ended September 30,
	2022	2021
Warrants (public warrants, private warrants, CS warrants)	13,568,543	—
Outstanding earn-out shares	7,600,000	—
Restricted Stock units*	105,000	—
Potential common share excluded from diluted net loss per share	21,273,543	—

*  Includes 35,000 RSUs issued that vest on occurrence of market conditions and 70,000 RSUs issued that vest over service period